ACQUISITIONS (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 02, 2021	Jan. 22, 2021	May 16, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Feb. 17, 2021	May 31, 2019
Business Acquisition [Line Items]
Target revenue				$ 937,002	$ 230,258	$ 1,319,388	$ 521,319	$ 1,009,949	$ 680,732
Gain (loss) on bargain purchase									$ 417,148
Net assets and liabilities acquired			$ 417,416
Goodwill				$ 6,507,680		$ 6,507,680					$ 2,085,653
TRAQIQ Solutions Private Limited [Member]
Business Acquisition [Line Items]
Percentage of voting interest acquired												100.00%
Warrants term												5 years
Number of warrants issued												1,329,272
Rohuma, LLC [Member]
Business Acquisition [Line Items]
Net assets and liabilities acquired		$ (86,496)
Business acquisition contingent consideration		1,383,954
Goodwill		$ 3,520,272
MIMO Technologies PVT Ltd [Member]
Business Acquisition [Line Items]
Net assets and liabilities acquired											(935,760)
Goodwill											$ 3,021,413
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member]
Business Acquisition [Line Items]
Warrants term											3 years
Number of warrants issued											1,367,539
Ownership interest percentage											99.00%
Share Exchange Agreement [Member] | Rohuma, LLC [Member]
Business Acquisition [Line Items]
Ownership interest percentage	99.00%
Equity interest owned by member	1.00%
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member]
Business Acquisition [Line Items]
Warrants term											3 years
Number of warrants issued											1,367,539
Net assets and liabilities acquired											$ 935,760
Ownership interest percentage	99.00%
Equity interest owned by member											1.00%
Share Exchange Agreement [Member] | TRAQIQ Solutions Private Limited [Member]
Business Acquisition [Line Items]
Percentage of voting interest acquired			100.00%
Warrants term			5 years
Number of warrants issued			1,329,272
Warrants to purchase common stock, value			$ 268
Target revenue			$ 1,100,000
Pre-tax profit percentage			25.00%
Gain (loss) on bargain purchase			$ 417,148
Net assets and liabilities acquired			$ 417,416
Gain (loss) on bargain purchase			419,127
Share Exchange Agreement [Member] | TRAQIQ Solutions Private Limited [Member] | Immediately Upon Closing [Member]
Business Acquisition [Line Items]
Number of warrants issued			100,771
Share Exchange Agreement [Member] | TRAQIQ Solutions Private Limited [Member] | One Year After The Date Of Closing [Member]
Business Acquisition [Line Items]
Number of warrants issued			859,951							859,951
Share Exchange Agreement [Member] | TRAQIQ Solutions Private Limited [Member] | Two Years After The Date Of Closing [Member]
Business Acquisition [Line Items]
Number of warrants issued			368,550
Share Exchange Agreement [Member] | Rohuma, LLC [Member]
Business Acquisition [Line Items]
Percentage of voting interest acquired	1.00%
Number ofcommon stock issued		4,292,220
Share Exchange Agreement [Member] | Rohuma, LLC [Member] | Share-based Payment Arrangement, Tranche One [Member]
Business Acquisition [Line Items]
Net assets and liabilities acquired		$ 86,496
Number ofcommon stock issued	2,562,277
Transaction value	$ 3,433,776
Shares issued, price per share	$ 0.80
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member]
Business Acquisition [Line Items]
Percentage of voting interest acquired											1.00%